SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Assumptions Used

The assumptions used in computing the fair value as of December 31, 2017 are as follows:

Stock price	$0.0027
Conversion price	$8.1500
Expected volatility	63%
Term (years)	9.5
Risk-free interest	2.36%
Expected dividend yield	0%

Fair Value Measurements, Recurring and Nonrecurring

The following table provides the financial assets and liabilities reported at fair value and measured on a recurring basis at December 31, 2018 and 2017:

Description	Assets/ (Liabilities) Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Fair value of derivative liability as of:

December 31, 2018	$—	$—	$—	$—

December 31, 2017	$(166,093)	$—	$—	$(166,093)

Changes in fair value associated with Level 3 liabilities

The following table provides a summary of changes in fair value associated with the Level 3 liabilities for years ended December 31, 2018 and 2017:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	December 31,
	2018	2017

Balance, beginning of period	$(166,093)	$—
Issuances of derivative liability	—	(171,118)
Reclassification to additional paid in capital	1,141,995	—
Change in fair value of derivative liability	(975,902)	5,025
Balance, end of period	$—	$(166,093)

Disaggregation of Revenue

The following tables present our disaggregated revenues by Type of Revenue and Timing of Revenue.

	Years Ended December 31,
	2018	2017
Type of Revenue
Product revenue	$125,664	$185,261
Service revenue	64,365	89,142
Total revenue	$190,029	$274,403

	Years Ended December 31,
	2018	2017
Timing of Revenue
Revenue recognized point in time	$147,863	$235,636
Revenue recognized over time	42,166	38,767
Total revenue	$190,029	$274,403

Deferred warranty activity

The table below details the activity in our contract liabilities during the years ended December 31, 2018 and 2017, and the balance at the end of each year is reported as deferred revenue in the Company’s consolidated balance sheet.

	Years Ended December 31,
	2018	2017
Balance, beginning of year	$30,690	$36,299
Additions	32,106	39,895
Transfer to revenue	(42,166)	(45,504)
Balance, end of year	$20,631	$30,690

Potentially dilutive securities

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share because the effect of their inclusion would have been anti-dilutive.

	Years Ended December 31,
	2018	2017
Warrants to purchase common stock	—	1,953,722
Options to purchase common stock	—	3,606,052
Convertible debt	140,678	1,490,704
Total potentially dilutive securities	140,678	7,050,478